Dividends - Dividends to the parent company (Details) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2022 GBP (£) £ / shares		Dec. 31, 2021 GBP (£) £ / shares		Jun. 30, 2021 GBP (£) £ / shares		Dec. 31, 2021 $ / shares
Dividends Payable [Line Items]
Dividends Paid	£ 61	[1]	£ 136	[2]	£ 59	[3]
Preference shares
Dividends Payable [Line Items]
Dividends on preference shares classified as equity (in GBP per share) | £ / shares	£ 0		£ 0.001		£ 0
Total coupons on capital securities classified as equity	£ 0		£ 0		£ 0
Preference shares | USD third dollar preference shares
Dividends Payable [Line Items]
Par value per share (USD per share) | $ / shares							$ 0.01
Other equity instruments
Dividends Payable [Line Items]
Total coupons on capital securities classified as equity	59		136		58
Dividends Paid	59		136		58
Total share- holders’ equity
Dividends Payable [Line Items]
Dividends Paid	£ 59	[1]	£ 136	[2]	£ 58	[3]

[1]	The dividends to the parent company are the coupons payment on additional tier 1 instruments.
[2]	The dividends to the parent company are the coupons payment on additional tier 1 instruments.
[3]	The dividends to the parent company are the coupons payment on additional tier 1 instruments.